Key Management Compensation - Summary of Compensation for Key Management Recognized in Total Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salaries, bonuses, director fees and other short-term benefits	$ 16	$ 16
Post-employment benefits	1	5
Share option compensation expense (Note 23(c))	6	7
Compensation expense related to Units (Note 23(d))	7	52
Key management personnel compensation	$ 30	$ 80